UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Rebecca A. Paulzine, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5168

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments

Real Estate Securities Fund

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (98.1%)	Value
Diversified REITS (7.5%)
14,548	Colonial Properties Trust	$235,532
4,950	Coresite Realty Corporation[a]	81,131
8,700	Cousins Properties, Inc.	62,118
2,890	Excel Trust, Inc.	32,570
40,138	Liberty Property Trust[b]	1,280,402
5,700	PS Business Parks, Inc.	322,449
5,781	Retail Opportunity Investments Corporation	55,324
62,247	Vornado Realty Trust	5,323,986
11,380	Washington Real Estate Investment Trust	361,088

	Total Diversified REITS	7,754,600

Financials (0.1%)
7,500	Cohen & Steers Quality Income Realty Fund, Inc.	58,950

	Total Financials	58,950

Health Care (0.1%)
9,600	Sun Healthcare Group, Inc.[a]	81,312

	Total Health Care	81,312

Hotels, Resorts & Cruise Lines (1.0%)
3,800	Gaylord Entertainment Company[a,b]	115,900
2,000	Marriott International, Inc.	71,660
15,179	Starwood Hotels & Resorts Worldwide, Inc.	797,656

	Total Hotels, Resorts & Cruise Lines	985,216

Industrial REITS (4.5%)
55,493	AMB Property Corporation	1,468,900
78,882	DCT Industrial Trust, Inc.	377,845
16,725	DuPont Fabros Technology, Inc.	420,634
9,500	EastGroup Properties, Inc.	355,110
8,150	First Potomac Realty Trust	122,250
158,330	ProLogis	1,865,127

	Total Industrial REITS	4,609,866

Mortgage REITS (0.6%)
1,600	American Capital Agency Corporation	42,512
1,487	Annaly Capital Management, Inc.	26,171
5,100	Apollo Commercial Real Estate Finance, Inc.	81,957
3,000	Capstead Mortgage Corporation	32,610
7,900	Chimera Investment Corporation	31,205
17,550	Cypress Sharpridge Investments, Inc.	234,293
4,700	Invesco Mortgage Capital, Inc.	101,144
8,500	MFA Mortgage Investments, Inc.	64,855
6,250	Resource Capital Corporation	39,687
800	Starwood Property Trust, Inc.	15,896

	Total Mortgage REITS	670,330

Office REITS (17.6%)
22,000	Alexandria Real Estate Equities, Inc.[b]	1,540,000
49,903	BioMed Realty Trust, Inc.	894,262
56,800	Boston Properties, Inc.	4,721,216
59,646	Brandywine Realty Trust	730,663
8,060	CommonWealth REIT	206,336
21,095	Corporate Office Properties Trust	787,054

Shares	Common Stock (98.1%)	Value
Office REITS (17.6%) - continued
43,025	Digital Realty Trust, Inc.[b]	$2,654,643
46,793	Douglas Emmett, Inc.	819,345
70,900	Duke Realty Corporation	821,731
6,250	Government Properties Income Trust	166,875
23,431	Highwoods Properties, Inc.	760,805
22,970	Kilroy Realty Corporation	761,226
13,550	Lexington Realty Trust	97,018
30,325	Mack-Cali Realty Corporation	991,931
8,100	Piedmont Office Realty Trust, Inc.	153,171
31,742	SL Green Realty Corporation	2,010,221

	Total Office REITS	18,116,497

Real Estate Operating Companies (0.9%)
40,300	Brookfield Properties Corporation[b]	625,456
21,839	Forest City Enterprises, Inc.[a]	280,194

	Total Real Estate Operating Companies	905,650

Residential REITS (17.5%)
31,798	American Campus Communities, Inc.	967,931
44,849	Apartment Investment & Management Company	958,872
12,652	Associated Estates Realty Corporation	176,875
32,553	AvalonBay Communities, Inc.	3,383,233
18,000	BRE Properties, Inc.	747,000
27,840	Camden Property Trust	1,335,485
12,350	Education Realty Trust, Inc.	88,302
16,640	Equity Lifestyle Properties, Inc.	906,547
101,595	Equity Residential	4,832,874
15,800	Essex Property Trust, Inc.	1,729,152
12,100	Home Properties, Inc.	640,090
10,788	Mid-America Apartment Communities, Inc.	628,725
15,588	Post Properties, Inc.	435,217
1,000	Sun Communities, Inc.	30,700
55,013	UDR, Inc.	1,161,875

	Total Residential REITS	18,022,878

Retail REITS (23.3%)
18,176	Acadia Realty Trust	345,344
2,300	Agree Realty Corporation	58,075
47,618	CBL & Associates Properties, Inc.	621,891
2,300	Cedar Shopping Centers, Inc.	13,984
46,971	Developers Diversified Realty Corporation	527,015
11,619	Equity One, Inc.	196,129
29,180	Federal Realty Investment Trust	2,382,839
10,000	General Growth Properties, Inc.	156,000
20,731	Glimcher Realty Trust	127,496
15,000	Inland Real Estate Corporation	124,650
112,967	Kimco Realty Corporation	1,779,230
20,551	Kite Realty Group Trust	91,246
46,639	Macerich Company	2,003,145
28,000	National Retail Properties, Inc.	703,080
3,600	Pennsylvania Real Estate Investment Trust[b]	42,696
13,814	Ramco-Gershenson Properties Trust	147,948
9,675	Realty Income Corporation[b]	326,241
41,900	Regency Centers Corporation	1,653,793

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Real Estate Securities Fund

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (98.1%)	Value
Retail REITS (23.3%) - continued
2,900	Saul Centers, Inc.	$121,655
109,726	Simon Property Group, Inc.	10,175,989
15,749	Tanger Factory Outlet Centers, Inc.	742,408
21,700	Taubman Centers, Inc.	968,037
26,400	Weingarten Realty Investors	576,048

	Total Retail REITS	23,884,939

Specialized REITS (25.0%)
1,300	Chatham Lodging Trust[a]	24,193
1,400	Chesapeake Lodging Trust	22,904
14,350	Cogdell Spencer, Inc.	90,692
40,252	DiamondRock Hospitality Company[a]	381,991
15,390	Entertainment Properties Trust	664,540
34,955	Extra Space Storage, Inc.	560,678
10,150	FelCor Lodging Trust, Inc.[a]	46,690
87,771	Health Care Property Investors, Inc.	3,158,001
41,626	Health Care REIT, Inc.	1,970,575
17,500	Healthcare Realty Trust, Inc.	409,325
46,250	Hersha Hospitality Trust	239,575
26,048	Hospitality Properties Trust	581,652
236,696	Host Hotels & Resorts, Inc.	3,427,358
22,200	LaSalle Hotel Properties	519,258
2,029	LTC Properties, Inc.	51,780
20,787	Medical Properties Trust, Inc.	210,780
43,775	Nationwide Health Properties, Inc.	1,692,779
24,530	Omega Healthcare Investors, Inc.	550,699
6,614	Pebblebrook Hotel Trust[a]	119,118
15,902	Plum Creek Timber Company, Inc.[b]	561,341
1,000	Potlatch Corporation	34,000
52,610	Public Storage, Inc.	5,105,274
7,200	Rayonier, Inc. REIT	360,864
42,544	Senior Housing Property Trust	999,784
3,300	Sovran Self Storage, Inc.	125,070
15,650	Strategic Hotel Capital, Inc.[a]	66,356
27,915	Sunstone Hotel Investors, Inc.[a]	253,189
23,225	U-Store-It Trust	193,929
62,641	Ventas, Inc.	3,230,396

	Total Specialized REITS	25,652,791

	Total Common Stock (cost $100,490,404)	100,743,029

Principal Amount	Long-Term Fixed Income (0.1%)	Value
Collateralized Mortgage Obligations (0.1%)
	Countrywide Home Loans, Inc.
32,390	5.329%, 3/20/2036	31,911
	Deutsche Alt-A Securities, Inc.
45,088	5.888%, 6/25/2036	43,248
	Impac Secured Assets Corporation
56,722	0.366%, 10/25/2010[c]	34,586

	Total Collateralized Mortgage Obligations	109,745

	Total Long-Term Fixed Income (cost $129,473)	109,745

Shares	Collateral Held for Securities Loaned (6.0%)	Value
6,146,637	Thrivent Financial Securities Lending Trust	$6,146,637

	Total Collateral Held for Securities Loaned (cost $6,146,637)	6,146,637

	Total Investments (cost $106,766,514) 104.2%	$106,999,411

	Other Assets and Liabilities, Net (4.2%)	(4,303,461)

	Total Net Assets 100.0%	$102,695,950

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$11,450,668
Gross unrealized depreciation	(11,217,771)

Net unrealized appreciation (depreciation)	$232,897

Cost for federal income tax purposes	$106,766,514

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Real Estate Securities Fund

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Real Estate Securities Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified REITS	7,754,600	7,754,600	–	–
Financials	58,950	58,950	–	–
Health Care	81,312	81,312	–	–
Hotels, Resorts & Cruise Lines	985,216	985,216	–	–
Industrial REITS	4,609,866	4,609,866	–	–
Mortgage REITS	670,330	670,330	–	–
Office REITS	18,116,497	18,116,497	–	–
Real Estate Operating Companies	905,650	905,650	–	–
Residential REITS	18,022,878	18,022,878	–	–
Retail REITS	23,884,939	23,884,939	–	–
Specialized REITS	25,652,791	25,652,791	–	–
Long-Term Fixed Income
Collateralized Mortgage Obligations	109,745	–	109,745	–
Collateral Held for Securities Loaned	6,146,637	6,146,637	–	–
Total	$106,999,411	$106,889,666	$109,745	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Real Estate Securities Fund, is as follows:

Fund	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
Thrivent Financial Securities Lending Trust	$–	$35,550,330	$29,403,693	6,146,637	$6,146,637	$8,462
Total Value and Income Earned	–				6,146,637	8,462

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Equity Income Plus Fund

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (81.7%)	Value
Consumer Discretionary (11.9%)
2,700	Advance Auto Parts, Inc.	$158,436
5,000	American Greetings Corporation	92,950
7,900	Brown Shoe Company, Inc.[a]	90,613
7,400	CBS Corporation	117,364
4,800	Cooper Tire & Rubber Company	94,224
4,500	Dillard’s, Inc.	106,380
5,200	Expedia, Inc.	146,692
6,800	Finish Line, Inc.	94,588
7,200	Gannett Company, Inc.	88,056
4,900	Gap, Inc.	91,336
3,200	Garmin, Ltd.	97,120
1,000	Honda Motor Company, Ltd. ADR	35,590
3,700	Jarden Corporation	115,181
6,200	Jones Apparel Group, Inc.	121,768
4,800	Leggett & Platt, Inc.	109,248
4,200	Limited Brands, Inc.	112,476
5,300	Macy’s, Inc.	122,377
400	Magna International, Inc.	32,904
4,500	Mattel, Inc.	105,570
3,300	McDonald’s Corporation	245,883
6,600	Newell Rubbermaid, Inc.	117,546
1,900	Pearson plc ADR	29,488
1,800	Polaris Industries, Inc.	117,180
2,300	Scripps Networks Interactive	109,434
4,200	Sotheby’s Holdings, Inc.	154,644
300	Starwood Hotels & Resorts Worldwide, Inc.	15,765
6,600	Sturm, Ruger & Company, Inc.	90,024
1,800	Time Warner Cable, Inc.	97,182
4,100	TJX Companies, Inc.	182,983
1,000	Toyota Motor Corporation ADR	71,580
1,300	VF Corporation	105,326
3,100	Viacom, Inc.	112,189
1,200	Whirlpool Corporation	97,152
4,700	Wyndham Worldwide Corporation	129,109
5,600	Yum! Brands, Inc.[a]	257,936

	Total Consumer Discretionary	3,866,294

Consumer Staples (6.5%)
10,600	Altria Group, Inc.	254,612
700	British American Tobacco plc ADR	52,297
14,500	Del Monte Foods Company	190,095
1,000	Delhaize Group SA ADR	72,360
5,800	Dr. Pepper Snapple Group, Inc.	206,016
700	Fomento Economico Mexicano SAB de CV ADR	35,511
2,100	Herbalife, Ltd.	126,735
4,500	Hershey Company	214,155
3,800	Nu Skin Enterprises, Inc.	109,440
4,100	Reynolds American, Inc.	243,499
4,200	Sanderson Farms, Inc.[a]	181,818
15,400	Sara Lee Corporation	206,822
5,800	Tyson Foods, Inc.	92,916
1,800	Unilever NV ADR	53,784
2,200	Unilever plc ADR	64,020

	Total Consumer Staples	2,104,080

Energy (4.0%)
1,300	Cimarex Energy Company	86,034
300	CNOOC, Ltd. ADR	58,290
4,400	ConocoPhillips[a]	252,692
2,400	Eni SPA ADR	103,632

Shares	Common Stock (81.7%)	Value
Energy (4.0%) - continued
1,500	PetroChina Company, Ltd. ADR	$174,630
3,600	Petroleo Brasileiro SA ADR	118,152
1,400	Repsol YPF SA ADR	36,022
2,400	Royal Dutch Shell plc ADR, Class A	144,720
3,100	Royal Dutch Shell plc ADR, Class B	182,249
2,300	StatoilHydro ASA Sponsor ADR	48,254
1,000	Suncor Energy, Inc.	32,550
1,300	Total SA ADR	67,080

	Total Energy	1,304,305

Financials (23.3%)
4,800	Aegon NV ADR[b]	28,752
2,200	AFLAC, Inc.[a]	113,762
400	Agree Realty Corporation	10,100
200	Alexandria Real Estate Equities, Inc.	14,000
900	AMB Property Corporation	23,823
800	American Campus Communities, Inc.	24,352
9,100	American Equity Investment Life Holding Company	93,184
2,400	American Express Company[a]	100,872
3,500	American Financial Group, Inc.	107,030
1,200	American National Insurance Company	91,164
4,112	Argo Group International Holdings, Ltd.	142,850
600	Ashford Hospitality Trust[b]	5,430
2,800	Assurant, Inc.	113,960
800	AvalonBay Communities, Inc.	83,144
2,100	AXA SA ADR	36,498
3,710	Banco Bradesco SA ADR	75,610
1,500	Bank of Montreal	86,625
1,100	Bank of Nova Scotia	58,630
2,700	Bank of the Ozarks, Inc.	100,143
1,000	Barclays plc ADR	18,850
1,000	BioMed Realty Trust, Inc.	17,920
9,900	BlackRock Kelso Capital Corporation	113,850
2,000	BOK Financial Corporation	90,260
1,100	Boston Properties, Inc.	91,432
700	Brandywine Realty Trust	8,575
400	BRE Properties, Inc.	16,600
800	Brookfield Properties Corporation	12,416
500	Camden Property Trust	23,985
2,800	Cash America International, Inc.	98,000
600	CBL & Associates Properties, Inc.	7,836
5,528	Commerce Bancshares, Inc.	207,798
4,200	Community Bank System, Inc.	96,642
200	Corporate Office Properties Trust	7,462
300	Credit Suisse Group ADR	12,768
1,200	DCT Industrial Trust, Inc.	5,748
500	Developers Diversified Realty Corporation	5,610
1,100	DiamondRock Hospitality Company[b]	10,439
700	Digital Realty Trust, Inc.	43,190
400	Duke Realty Corporation	4,636
400	DuPont Fabros Technology, Inc.	10,060
6,100	East West Bancorp, Inc.	99,308
100	EastGroup Properties, Inc.	3,738
800	Education Realty Trust, Inc.	5,720

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Equity Income Plus Fund

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (81.7%)	Value
Financials (23.3%) - continued
100	Entertainment Properties Trust	$4,318
750	Equity One, Inc.	12,660
1,700	Equity Residential	80,869
300	Essex Property Trust, Inc.	32,832
800	Federal Realty Investment Trust	65,328
8,000	Fifth Third Bancorp	96,240
6,700	First Financial Bancorp	111,756
400	First Industrial Realty Trust, Inc.[b]	2,028
400	Forest City Enterprises, Inc.[b]	5,132
1,500	Franklin Street Properties Corporation	18,630
10,200	Fulton Financial Corporation	92,412
600	Getty Realty Corporation	16,098
500	Glimcher Realty Trust	3,075
800	Government Properties Income Trust	21,360
1,600	Health Care Property Investors, Inc.	57,568
200	Health Care REIT, Inc.	9,468
600	Highwoods Properties, Inc.	19,482
6,400	Horace Mann Educators Corporation[a]	113,792
200	Hospitality Properties Trust	4,466
4,200	Host Hotels & Resorts, Inc.	60,816
1,200	HSBC Holdings plc ADR	60,708
8,800	ING Groep NV ADR[b]	90,552
3,600	Itau Unibanco Holding SA ADR	87,048
1,500	Jones Lang LaSalle, Inc.	129,405
500	KB Financial Group, Inc. ADR	21,435
400	Kilroy Realty Corporation	13,256
2,400	Kimco Realty Corporation	37,800
1,000	Kite Realty Group Trust	4,440
600	LaSalle Hotel Properties	14,034
500	Lexington Realty Trust	3,580
1,000	Liberty Property Trust	31,900
4,000	Lincoln National Corporation	95,680
5,600	Lloyds Banking Group plc ADR[b]	25,816
300	LTC Properties, Inc.	7,656
1,100	M&T Bank Corporation	89,991
600	Macerich Company	25,770
600	Mack-Cali Realty Corporation	19,626
1,900	Manulife Financial Corporation	23,997
400	Medical Properties Trust, Inc.	4,056
5,200	Mercury General Corporation[a]	212,524
8,000	Mitsubishi UFJ Financial Group, Inc. ADR	37,040
600	National Health Investors, Inc.	26,436
900	National Retail Properties, Inc.	22,599
700	Nationwide Health Properties, Inc.	27,069
5,100	Nelnet, Inc.	116,688
400	Omega Healthcare Investors, Inc.	8,980
1,700	PNC Financial Services Group, Inc.	88,247
500	Post Properties, Inc.	13,960
200	Potlatch Corporation	6,800
3,200	ProLogis	37,696
4,600	Protective Life Corporation	100,096
200	PS Business Parks, Inc.	11,314
1,000	Public Storage, Inc.	97,040
300	Ramco-Gershenson Properties Trust	3,213
300	Rayonier, Inc. REIT	15,036
400	Realty Income Corporation	13,488

Shares	Common Stock (81.7%)	Value
Financials (23.3%) - continued
800	Regency Centers Corporation	$31,576
2,100	Reinsurance Group of America, Inc.	101,409
1,800	Royal Bank of Canada ADR	93,834
1,200	Senior Housing Property Trust	28,200
400	Shinhan Financial Group Company, Ltd. ADR	30,672
1,700	Simon Property Group, Inc.	157,658
600	SL Green Realty Corporation	37,998
100	Sovran Self Storage, Inc.	3,790
17,150	SPDR DJ Wilshire International Real Estate ETF	660,103
2,400	StanCorp Financial Group, Inc.	91,200
1,900	Torchmark Corporation	100,966
900	Toronto-Dominion Bank	65,034
4,700	Trustmark Corporation	102,178
1,200	UBS AG ADR[b]	20,436
400	UDR, Inc.	8,448
3,800	Unitrin, Inc.	92,682
200	Universal Health Realty Income Trust	6,882
4,500	Unum Group	99,675
200	Urstadt Biddle Properties	3,616
100	U-Store-It Trust	835
8,800	Validus Holdings, Ltd.[a]	231,968
7,500	Vanguard FTSE All-World Ex-US Index Fund	340,500
1,000	Ventas, Inc.	51,570
1,000	Vornado Realty Trust	85,530
100	Washington Real Estate Investment Trust	3,173
3,800	Wells Fargo & Company	95,494
800	Westpac Banking Corporation ADR	89,840
5,900	XL Group plc	127,794

	Total Financials	7,539,139

Health Care (4.7%)
8,200	Aetna, Inc.	259,202
1,300	AstraZeneca plc ADR	65,910
3,200	CIGNA Corporation	114,496
1,100	GlaxoSmithKline plc ADR	43,472
10,600	Invacare Corporation	281,006
6,800	Medicis Pharmaceutical Corporation	201,620
2,300	Novartis AG ADR	132,641
1,900	Sanofi-Aventis ADR	63,175
7,600	UnitedHealth Group, Inc.	266,836
2,600	Universal Health Services, Inc.	101,036

	Total Health Care	1,529,394

Industrials (6.6%)
2,800	3M Company	242,788
2,000	A.O. Smith Corporation	115,780
2,350	ABB, Ltd. ADR[b]	49,632
3,000	Avery Dennison Corporation	111,360
4,200	Belden, Inc.	110,796
1,900	Bucyrus International, Inc.	131,765
3,200	Crane Company	121,408
1,500	Cummins, Inc.	135,870
5,100	Deluxe Corporation	97,563
2,300	Illinois Tool Works, Inc.	108,146
2,800	Ingersoll-Rand plc	99,988

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Equity Income Plus Fund

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (81.7%)	Value
Industrials (6.6%) - continued
1,700	Koninklijke Philips Electronics, N.V.	$53,244
1,100	NACCO Industries, Inc.	96,129
3,500	Northrop Grumman Corporation	212,205
4,500	Raytheon Company	205,695
1,700	Regal-Beloit Corporation	99,773
500	Siemens AG ADR	52,700
4,300	TAL International Group, Inc.	104,146

	Total Industrials	2,148,988

Information Technology (6.7%)
3,800	Altera Corporation[a]	114,608
15,900	AVX Corporation[a]	219,738
1,000	Canon, Inc. ADR	46,720
5,000	Hewlett-Packard Company	210,350
7,400	Intel Corporation	142,302
1,800	International Business Machines Corporation	241,452
7,300	Jabil Circuit, Inc.	105,193
6,800	Lender Processing Services, Inc.	225,964
9,400	Micrel, Inc.	92,684
9,200	Microsoft Corporation	225,308
5,750	Nokia Oyj ADR	57,673
900	Research in Motion, Ltd.[b]	43,821
4,000	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	40,560
2,500	Telefonaktiebolaget LM Ericsson ADR	27,425
9,300	Texas Instruments, Inc.	252,402
11,000	United Microelectronics Corporation ADR	30,580
17,000	United Online, Inc.	97,240

	Total Information Technology	2,174,020

Materials (9.4%)
2,400	Albemarle Corporation[a]	112,344
1,300	ArcelorMittal	42,874
3,200	Arch Chemicals, Inc.	112,288
2,100	Ashland, Inc.	102,417
2,400	BHP Billiton plc ADR	153,408
1,500	BHP Billiton, Ltd. ADR	114,480
2,000	CRH plc ADR	33,280
2,500	Cytec Industries, Inc.	140,950
2,800	E.I. du Pont de Nemours and Company	124,936
1,800	Eastman Chemical Company	133,200
1,600	Freeport-McMoRan Copper & Gold, Inc.	136,624
8,800	Glatfelter Company	107,008
1,700	Greif, Inc.	100,028
4,200	International Paper Company	91,350
1,200	Lubrizol Corporation	127,164
4,400	Nalco Holding Company	110,924
6,200	Neenah Paper, Inc.[a]	94,240
1,100	NewMarket Corporation	125,048
3,700	Newmont Mining Corporation	232,397
300	POSCO ADR	34,194
1,600	PPG Industries, Inc.	116,480
2,000	Rio Tinto plc ADR	117,460
2,000	Schweitzer-Mauduit International, Inc.	116,620
1,100	Southern Copper Corporation	38,632

Shares	Common Stock (81.7%)	Value
Materials (9.4%) - continued
1,700	Stepan Company	$100,487
1,200	Teck Resources, Ltd.	49,392
4,800	Temple-Inland, Inc.	89,568
4,000	Vale SA SP ADR	125,080
4,600	Yamana Gold, Inc.	52,440

	Total Materials	3,035,313

Telecommunications Services (2.3%)
1,600	America Movil SA de CV ADR	85,328
2,600	China Telecom Corporation, Ltd. ADR	132,938
5,000	Nippon Telegraph & Telephone Corporation ADR	109,600
4,000	NTT DoCoMo, Inc. ADR	66,880
4,800	Telecom Corporation of New Zealand, Ltd. ADR	36,096
600	Telefonica SA ADR	44,490
3,100	Telephone and Data Systems, Inc.	101,680
6,200	Vodafone Group plc ADR	153,822

	Total Telecommunications Services	730,834

Utilities (6.3%)
10,700	American Water Works Company, Inc.	248,989
16,500	CenterPoint Energy, Inc.	259,380
6,900	Constellation Energy Group, Inc.	222,456
1,200	Empresa Nacional de Electricidad SA ADR	64,836
6,600	IDACORP, Inc.	237,072
4,900	Integrys Energy Group, Inc.[a]	255,094
5,900	Pinnacle West Capital Corporation[a]	243,493
7,300	Southwest Gas Corporation	245,207
14,200	TECO Energy, Inc.	245,944

	Total Utilities	2,022,471

	Total Common Stock (cost $24,773,820)	26,454,838

Principal Amount	Long-Term Fixed Income (6.6%)	Value
Consumer Cyclical (0.6%)
	CVS Caremark Corporation
200,000	6.302%, 6/1/2037	185,000

	Total Consumer Cyclical	185,000

Energy (1.2%)
	Enbridge Energy Partners, LP
175,000	8.050%, 10/1/2037	178,383
	Enterprise Products Operating, LLC
225,000	7.034%, 1/15/2068	223,875

	Total Energy	402,258

Financials (4.2%)
	ING Capital Funding Trust III
200,000	8.439%, 12/31/2049	192,000
	J.P. Morgan Chase & Company
100,000	7.900%, 4/30/2018	107,163
	MetLife, Inc.
200,000	7.875%, 12/15/2037[c]	210,000

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Equity Income Plus Fund

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (6.6%)	Value
Financials (4.2%) - continued
	Reinsurance Group of America, Inc.
$225,000	6.750%, 12/15/2065	$198,057
	Wachovia Capital Trust III
150,000	5.800%, 3/15/2011	131,625
	Wells Fargo Capital XIII
135,000	7.700%, 3/26/2013	140,062
	XL Capital, Ltd.
250,000	6.500%, 4/15/2017[a]	206,250
	ZFS Finance USA Trust II
200,000	6.450%, 12/15/2065[c]	190,000

	Total Financials	1,375,157

Utilities (0.6%)
	Dominion Resources, Inc.
200,000	6.300%, 9/30/2066	189,000

	Total Utilities	189,000

	Total Long-Term Fixed Income (cost $2,090,634)	2,151,415

Shares	Preferred Stock (1.0%)	Value
Financials (0.8%)
3,000	Bank of America Corporation	78,750
2,700	Citigroup, Inc.[b]	67,500
2,500	J.P. Morgan Chase Capital XXIX	63,500
2,000	U.S. Bancorp	56,180

	Total Financials	265,930

Utilities (0.2%)
1,720	Xcel Energy, Inc.	47,403

	Total Utilities	47,403

	Total Preferred Stock (cost $299,436)	313,333

Principal Amount	Short-Term Investments (7.4%)[d]	Value
	Federal National Mortgage Association Discount Notes
2,000,000	0.060%, 10/6/2010	1,999,983
400,000	0.195%, 10/18/2010[e]	399,964

	Total Short-Term Investments (at amortized cost)	2,399,947

	Total Investments (cost $29,563,837) 96.7%	$31,319,533

	Other Assets and Liabilities, Net 3.3%	1,071,703

	Total Net Assets 100.0%	$32,391,236

a	All or a portion of the security was earmarked to cover written options.
b	Non-income producing security.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2010, the value of these investments was $400,000 or 1.2% of total net assets.
d	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
e	At September 30, 2010, $399,964 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$2,449,557
Gross unrealized depreciation	(693,861)

Net unrealized appreciation (depreciation)	$1,755,696

Cost for federal income tax purposes	$29,563,837

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Equity Income Plus Fund

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Equity Income Plus Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	3,866,294	3,866,294	–	–
Consumer Staples	2,104,080	2,104,080	–	–
Energy	1,304,305	1,304,305	–	–
Financials	7,539,139	7,539,139	–	–
Health Care	1,529,394	1,529,394	–	–
Industrials	2,148,988	2,148,988	–	–
Information Technology	2,174,020	2,174,020	–	–
Materials	3,035,313	3,035,313	–	–
Telecommunications Services	730,834	730,834	–	–
Utilities	2,022,471	2,022,471	–	–
Long-Term Fixed Income
Consumer Cyclical	185,000	–	185,000	–
Energy	402,258	–	402,258	–
Financials	1,375,157	–	1,375,157	–
Utilities	189,000	–	189,000	–
Preferred Stock
Financials	265,930	265,930	–	–
Utilities	47,403	47,403	–	–
Short-Term Investments	2,399,947	–	2,399,947	–
Total	$31,319,533	$26,768,171	$4,551,362	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	107,968	107,968	–	–
Call Options Written	2,846	2,846	–	–
Total Asset Derivatives	$110,814	$110,814	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	60	December 2010	$3,302,133	$3,410,101	$107,968
Total Futures Contracts					$107,968

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
S&P 500 Mini-Futures Call Option	15	$1,160.00	October 2010	($5,438)	$333
S&P 500 Mini-Futures Call Option	15	1,170.00	October 2010	(3,337)	1,617
S&P 500 Mini-Futures Call Option	15	1,165.00	October 2010	(4,313)	896
Total Call Options Written				($13,088)	$2,846

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (54.4%)	Value
Asset-Backed Securities (4.6%)
	Carrington Mortgage Loan Trust
$1,700,000	0.406%, 10/25/2010[a]	$830,066
	GMAC Mortgage Corporation Loan Trust
393,742	6.180%, 5/25/2036[b]	370,962
	Goldman Sachs Alternative Mortgage Products Trust
1,177,241	0.336%, 10/25/2010[a]	1,089,743
	GSAMP Trust
1,421,800	0.436%, 10/25/2010[a]	1,237,412
	J.P. Morgan Mortgage Trust
1,028,381	5.138%, 2/25/2036	887,351
	Renaissance Home Equity Loan Trust
861,674	5.746%, 5/25/2036	623,484
1,000,000	6.011%, 5/25/2036	713,948
1,450,000	5.797%, 8/25/2036	880,598
	Residential Assets Mortgage Products, Inc.
722,886	5.920%, 8/25/2033	465,370
	Residential Assets Securities Corporation
585,748	4.710%, 3/25/2034[b]	333,461

	Total Asset-Backed Securities	7,432,395

Basic Materials (4.4%)
	Allegheny Technologies, Inc., Convertible
172,000	4.250%, 6/1/2014	233,490
	ArcelorMittal
600,000	6.125%, 6/1/2018	648,910
	Arch Coal, Inc.
805,000	8.750%, 8/1/2016	887,512
	CF Industries, Inc.
805,000	7.125%, 5/1/2020	880,469
	CONSOL Energy, Inc.
805,000	8.000%, 4/1/2017[c]	871,413
	Dow Chemical Company
600,000	8.550%, 5/15/2019[d]	757,614
	FMG Finance, Pty., Ltd.
685,000	10.625%, 9/1/2016[c]	843,406
	Georgia-Pacific Corporation
805,000	8.000%, 1/15/2024	903,612
	Lyondell Chemical Company
820,000	11.000%, 5/1/2018	907,125
	Newmont Mining Corporation, Convertible
188,000	3.000%, 2/15/2012	267,665

	Total Basic Materials	7,201,216

Capital Goods (1.7%)
	Alliant Techsystems, Inc. Convertible
204,000	3.000%, 8/15/2024	232,815
	Case New Holland, Inc.
805,000	7.875%, 12/1/2017[c]	874,431
	Owens-Brockway Glass Container, Inc., Convertible
225,000	3.000%, 6/1/2015[c]	220,500
	Owens-Illinois, Inc.
805,000	7.800%, 5/15/2018	863,362

Principal Amount	Long-Term Fixed Income (54.4%)	Value
Capital Goods (1.7%) - continued
	Textron, Inc.
$450,000	7.250%, 10/1/2019[e]	$532,975

	Total Capital Goods	2,724,083

Collateralized Mortgage Obligations (9.4%)
	Bear Stearns Adjustable Rate Mortgage Trust
1,525,498	4.625%, 8/25/2011[a]	1,343,805
	Citigroup Mortgage Loan Trust, Inc.
1,042,028	5.500%, 11/25/2035	871,030
	Citimortgage Alternative Loan Trust
1,456,095	5.750%, 4/25/2037	1,152,448
	Countrywide Alternative Loan Trust
859,479	6.000%, 4/25/2036	692,549
545,846	6.000%, 1/25/2037	381,516
	Deutsche Alt-A Securities, Inc.
2,051,001	1.140%, 10/1/2010[a]	1,260,625
710,057	5.500%, 10/25/2021	628,197
	First Horizon Mortgage Pass- Through Trust
936,677	5.785%, 8/25/2037	752,295
	GSR Mortgage Loan Trust
1,054,298	0.446%, 10/25/2010[a]	879,685
	J.P. Morgan Alternative Loan Trust
228,853	0.326%, 10/25/2010[a]	225,073
	J.P. Morgan Mortgage Trust
451,295	6.500%, 1/25/2035	450,618
647,082	5.896%, 10/25/2036	585,533
	MASTR Alternative Loans Trust
1,330,025	6.500%, 5/25/2034	1,371,853
616,260	6.500%, 7/25/2034	635,708
	New York Mortgage Trust
1,257,044	5.529%, 5/25/2036	369,273
	Structured Adjustable Rate Mortgage Loan Trust
800,554	5.663%, 9/25/2036	222,300
	WaMu Mortgage Pass Through Certificates
884,560	5.513%, 11/25/2036	807,650
584,752	5.759%, 8/25/2046	486,860
	Washington Mutual Mortgage Pass-Through Certificates
1,885,056	1.120%, 10/1/2010[a]	888,419
	Wells Fargo Mortgage Backed Securities Trust
1,969,615	5.843%, 9/25/2036	267,196
1,314,178	6.000%, 7/25/2037	1,187,941

	Total Collateralized Mortgage Obligations	15,460,574

Commercial Mortgage-Backed Securities (1.6%)
	Commercial Mortgage Pass- Through Certificates
1,000,000	0.437%, 10/15/2010[a,f]	903,328
	Greenwich Capital Commercial Funding Corporation
750,000	5.867%, 12/10/2049	683,122

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (54.4%)	Value
Commercial Mortgage-Backed Securities (1.6%) - continued
	Wachovia Bank Commercial Mortgage Trust
$1,250,000	0.377%, 10/15/2010[a,f]	$1,033,160

	Total Commercial Mortgage-Backed Securities	2,619,610

Communications Services (4.4%)
	CBS Corporation
450,000	8.875%, 5/15/2019	586,600
	Cincinnati Bell, Inc.
805,000	8.250%, 10/15/2017	813,050
	Clear Channel Worldwide Holdings, Inc.
805,000	9.250%, 12/15/2017[d]	859,337
	Intelsat Jackson Holdings, Ltd.
805,000	8.500%, 11/1/2019[c]	873,425
	MetroPCS Wireless, Inc.
805,000	7.875%, 9/1/2018	829,150
	NBC Universal, Inc.
600,000	5.950%, 4/1/2041[c,g]	617,167
	New Communications Holdings, Inc.
805,000	8.250%, 4/15/2017	880,469
	Qwest Communications International, Inc.
805,000	7.500%, 2/15/2014	821,100
	Virgin Media Finance plc
805,000	8.375%, 10/15/2019	883,487

	Total Communications Services	7,163,785

Consumer Cyclical (6.0%)
	BorgWarner, Inc.
700,000	7.125%, 2/15/2029	775,228
	CVS Caremark Corporation
800,000	6.302%, 6/1/2037	740,000
	Goodyear Tire & Rubber Company
805,000	8.250%, 8/15/2020[e]	847,263
	Home Depot, Inc.
300,000	3.950%, 9/15/2020	306,185
	KB Home
925,000	6.250%, 6/15/2015	883,375
	Lennar Corporation, Convertible
225,000	2.000%, 12/1/2020[c]	211,781
	Macy’s Retail Holdings, Inc.
735,000	8.375%, 7/15/2015	841,575
	MGM Resorts International
785,000	11.125%, 11/15/2017	893,919
	Pinnacle Entertainment, Inc.
805,000	8.625%, 8/1/2017	854,306
	Royal Caribbean Cruises, Ltd.
805,000	6.875%, 12/1/2013	847,262
	Starwood Hotels & Resorts Worldwide, Inc.
805,000	6.750%, 5/15/2018	865,375
	Toys R Us Property Company I, LLC
745,000	10.750%, 7/15/2017	841,850

Principal Amount	Long-Term Fixed Income (54.4%)	Value
Consumer Cyclical (6.0%) - continued
	WMG Acquisition Corporation
$805,000	9.500%, 6/15/2016	$861,350

	Total Consumer Cyclical	9,769,469

Consumer Non-Cyclical (2.8%)
	Archer-Daniels-Midland Company, Convertible
235,000	0.875%, 2/15/2014	245,869
	Beckman Coulter, Inc., Convertible
219,000	2.500%, 12/15/2036	222,559
	Biomet, Inc.
755,000	10.375%, 10/15/2017	838,050
	Charles River Laboratories International, Inc., Convertible
235,000	2.250%, 6/15/2013	230,006
	Fisher Scientific International, Inc. Convertible
188,000	3.250%, 3/1/2024	235,940
	Gilead Sciences, Inc., Convertible
187,000	0.625%, 5/1/2013	205,466
	HCA, Inc.
815,000	9.625%, 11/15/2016	884,275
	JBS USA, LLC/JBS USA Finance, Inc.
825,000	11.625%, 5/1/2014	952,875
	Life Technologies Corporation, Convertible
219,000	3.250%, 6/15/2025	243,912
	Molson Coors Brewing Company Convertible
235,000	2.500%, 7/30/2013	264,081
	Teva Pharmaceutical Finance Company, Convertible
188,000	1.750%, 2/1/2026	219,490

	Total Consumer Non-Cyclical	4,542,523

Energy (4.0%)
	BP Capital Markets plc
300,000	4.500%, 10/1/2020	306,784
	Enbridge Energy Partners, LP
900,000	8.050%, 10/1/2037	917,399
	Enterprise Products Operating, LLC
1,000,000	7.034%, 1/15/2068	995,000
	Exterran Holdings, Inc., Convertible
204,000	4.250%, 6/15/2014	244,290
	Linn Energy, LLC
805,000	7.750%, 2/1/2021[c]	812,044
	Petrohawk Energy Corporation
805,000	7.875%, 6/1/2015	843,237
	Pioneer Natural Resources Company
930,000	7.500%, 1/15/2020	1,023,370
	Plains Exploration & Production Company
815,000	7.625%, 6/1/2018	855,750
	Weatherford International, Ltd.
600,000	6.750%, 9/15/2040	625,366

	Total Energy	6,623,240

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2010

(unaudited)

Principal Amount	Long-Term Fixed Income (54.4%)	Value
Financials (11.5%)
	Aegon NV
$600,000	3.228%, 10/15/2010[a]	$386,010
	American Express Company
600,000	6.800%, 9/1/2066	600,000
	American International Group, Inc.
600,000	8.250%, 8/15/2018	699,000
	Bank of America Corporation
360,000	8.000%, 1/30/2018	371,354
	BB&T Capital Trust IV
300,000	6.820%, 6/12/2057	300,000
	CIT Group, Inc.
805,000	7.000%, 5/1/2017	787,894
	CNA Financial Corporation
600,000	7.350%, 11/15/2019[e]	674,599
	Developers Diversified Realty Corporation
721,000	5.375%, 10/15/2012	723,351
	Discover Bank
600,000	8.700%, 11/18/2019	707,972
	General Electric Capital Corporation
600,000	4.375%, 9/16/2020	602,222
	GMAC, Inc.
805,000	8.300%, 2/12/2015[c]	877,450
	HCP, Inc.
450,000	6.700%, 1/30/2018	495,186
	Huntington National Bank
600,000	6.600%, 6/15/2018	617,237
	Icahn Enterprises, LP
805,000	8.000%, 1/15/2018	809,025
	ING Capital Funding Trust III
600,000	8.439%, 12/31/2049	576,000
	International Lease Finance Corporation
805,000	5.400%, 2/15/2012	809,025
	J.P. Morgan Chase Capital XX
560,000	6.550%, 9/29/2036	567,840
	Lehman Brothers Holdings, Inc.
600,000	7.000%, 9/27/2027[h]	132,750
	Liberty Mutual Group, Inc.
300,000	10.750%, 6/15/2058[c]	354,000
	Liberty Property, LP
600,000	4.750%, 10/1/2020	604,247
	Lincoln National Corporation
870,000	6.050%, 4/20/2067	759,075
	Lloyds TSB Bank plc
750,000	6.500%, 9/14/2020[c]	757,226
	MetLife, Inc.
675,000	7.875%, 12/15/2037[c]	708,750
	Regions Bank
600,000	7.500%, 5/15/2018	632,177
	Reinsurance Group of America, Inc.
900,000	6.750%, 12/15/2065	792,227
	Royal Bank of Scotland plc
450,000	5.625%, 8/24/2020	471,809
	SLM Corporation
450,000	5.125%, 8/27/2012	454,918
600,000	8.000%, 3/25/2020	595,397
	Swiss RE Capital I, LP
580,000	6.854%, 5/25/2016[c]	540,064

Principal Amount	Long-Term Fixed Income (54.4%)	Value
Financials (11.5%) - continued
	XL Capital, Ltd.
$900,000	6.500%, 4/15/2017	$742,500
	ZFS Finance USA Trust II
850,000	6.450%, 12/15/2065[c]	807,500

	Total Financials	18,956,805

Foreign Government (0.2%)
	Brazil Government International Bond
300,000	4.875%, 1/22/2021	329,250

	Total Foreign Government	329,250

Technology (0.9%)
	EMC Corporation, Convertible
188,000	1.750%, 12/1/2013	258,735
	Freescale Semiconductor, Inc.
805,000	9.250%, 4/15/2018[c]	837,200
	Intel Corporation, Convertible
235,000	3.250%, 8/1/2039	274,362
	International Game Technology, Convertible
188,000	3.250%, 5/1/2014	204,450

	Total Technology	1,574,747

Transportation (0.9%)
	Delta Air Lines, Inc.
745,000	9.500%, 9/15/2014[c]	808,325
590,166	7.750%, 12/17/2019	655,084

	Total Transportation	1,463,409

Utilities (2.0%)
	CMS Energy Corporation, Convertible
188,000	5.500%, 6/15/2029	252,155
	El Paso Corporation
805,000	7.000%, 6/15/2017	854,802
	Energy Transfer Partners, LP
450,000	6.625%, 10/15/2036	486,177
	NRG Energy, Inc.
805,000	7.375%, 2/1/2016	828,144
	Southern Union Company
300,000	7.200%, 11/1/2066	270,750
	TransCanada PipeLines, Ltd.
600,000	6.350%, 5/15/2067	561,000

	Total Utilities	3,253,028

	Total Long-Term Fixed Income (cost $86,939,955)	89,114,134

Shares	Common Stock (29.4%)	Value
Consumer Discretionary (2.1%)
19,300	Comcast Corporation	348,944
20,200	Home Depot, Inc.	639,936
16,400	Mattel, Inc.	384,744
5,700	McDonald’s Corporation	424,707
11,100	Omnicom Group, Inc.	438,228
11,766	Time Warner, Inc.	360,628
5,700	VF Corporation	461,814

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Common Stock (29.4%)	Value
Consumer Discretionary (2.1%) - continued
7,600	Yum! Brands, Inc.	$350,056

	Total Consumer Discretionary	3,409,057

Consumer Staples (2.8%)
19,300	Altria Group, Inc.	463,586
16,100	ConAgra Foods, Inc.	353,234
6,500	Costco Wholesale Corporation	419,185
9,100	Kimberly-Clark Corporation	591,955
16,200	Kraft Foods, Inc.	499,932
13,900	Philip Morris International, Inc.	778,678
8,540	Procter & Gamble Company	512,144
14,800	SYSCO Corporation	422,096
8,600	Wal-Mart Stores, Inc.	460,272

	Total Consumer Staples	4,501,082

Energy (3.4%)
15,400	Chevron Corporation	1,248,170
14,200	ConocoPhillips	815,506
9,800	Eni SPA ADR[e]	423,164
16,300	Exxon Mobil Corporation	1,007,177
17,700	Marathon Oil Corporation	585,870
10,900	National Oilwell Varco, Inc.	484,723
10,800	Noble Corporation	364,932
9,800	Royal Dutch Shell plc ADR[e]	590,940

	Total Energy	5,520,482

Financials (9.3%)
6,700	ACE, Ltd.	390,275
7,700	AFLAC, Inc.	398,167
13,800	Allstate Corporation	435,390
31,000	American Capital Agency Corporation	823,670
8,400	Ameriprise Financial, Inc.[d]	397,572
60,800	Annaly Capital Management, Inc.[d]	1,070,080
128,500	Anworth Mortgage Asset Corporation	916,205
50,000	Ares Capital Corporation	782,500
35,800	Bank of America Corporation	469,338
9,800	Bank of Nova Scotia	522,340
2,100	Goldman Sachs Group, Inc.	303,618
27,750	Invesco Mortgage Capital, Inc.	597,180
31,600	iShares Dow Jones U.S. Real Estate Index Fund[e]	1,671,008
20,100	J.P. Morgan Chase & Company	765,207
9,200	MetLife, Inc.	353,740
18,100	SEI Investments Company	368,154
27,750	Solar Capital, Ltd.	595,237
8,400	SPDR S&P Dividend ETF[e]	421,512
7,800	Travelers Companies, Inc.	406,380
83,000	Two Harbors Investment Corporation[e]	748,660
14,000	U.S. Bancorp	302,680
14,700	Unum Group	325,605
31,600	Vanguard REIT ETF[e]	1,645,728
21,100	Wells Fargo & Company	530,243

	Total Financials	15,240,489

Health Care (2.5%)
12,600	Abbott Laboratories	658,224
14,500	AmerisourceBergen Corporation[d]	444,570
10,600	Cardinal Health, Inc.	350,224

Shares	Common Stock (29.4%)	Value
Health Care (2.5%) - continued
11,900	Johnson & Johnson	$737,324
19,963	Merck & Company, Inc.	734,838
49,628	Pfizer, Inc.	852,113
7,200	Stryker Corporation	360,360

	Total Health Care	4,137,653

Industrials (3.1%)
5,500	3M Company	476,905
7,700	Caterpillar, Inc.	605,836
9,200	Cooper Industries plc	450,156
12,600	Equifax, Inc.	393,120
14,500	Honeywell International, Inc.	637,130
11,200	Illinois Tool Works, Inc.	526,624
8,700	ITT Corporation	407,421
6,500	Northrop Grumman Corporation	394,095
20,100	R.R. Donnelley & Sons Company	340,896
7,500	Raytheon Company	342,825
7,100	United Technologies Corporation[d]	505,733

	Total Industrials	5,080,741

Information Technology (2.4%)
16,000	Altera Corporation	482,560
8,300	Harris Corporation	367,607
10,200	Hewlett-Packard Company	429,114
37,400	Intel Corporation	719,202
6,100	International Business Machines Corporation	818,254
30,800	Microsoft Corporation	754,292
18,600	Molex, Inc.[e]	389,298

	Total Information Technology	3,960,327

Materials (1.8%)
12,100	ArcelorMittal[e]	399,058
14,600	Bemis Company, Inc.	463,550
6,900	BHP Billiton, Ltd. ADR[e]	526,608
15,500	E.I. du Pont de Nemours and Company	691,610
4,800	Lubrizol Corporation	508,656
20,000	RPM International, Inc.	398,400

	Total Materials	2,987,882

Telecommunications Services (1.2%)
40,200	AT&T, Inc.[d]	1,149,720
25,600	Verizon Communications, Inc.	834,304

	Total Telecommunications Services	1,984,024

Utilities (0.8%)
8,000	Energen Corporation[d]	365,760
10,000	Nicor, Inc.[e]	458,200
9,900	ONEOK, Inc.	445,896

	Total Utilities	1,269,856

	Total Common Stock (cost $47,691,723)	48,091,593

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2010

(unaudited)

Shares	Mutual Funds (1.4%)	Value
Fixed Income Mutual Funds (1.4%)
464,191	Thrivent High Yield Fund	$2,209,549

	Total Fixed Income Mutual Funds	2,209,549

	Total Mutual Funds (cost $1,750,000)	2,209,549

Shares	Preferred Stock (0.8%)	Value
Energy (0.2%)
6,000	Apache Corporation, Convertible, 6.000%[i]	348,000

	Total Energy	348,000

Financials (0.6%)
5,640	AMG Capital Trust I, Convertible, 5.100%	238,290
9,600	Citigroup, Inc., 7.875%[i]	240,000
3,200	Citigroup, Inc., Convertible, 7.500%	379,232
101	GMAC, Inc., 7.000%[c]	92,667

	Total Financials	950,189

	Total Preferred Stock (cost $1,140,058)	1,298,189

Shares	Collateral Held for Securities Loaned (4.8%)	Value
7,793,678	Thrivent Financial Securities Lending Trust	7,793,678

	Total Collateral Held for Securities Loaned (cost $7,793,678)	7,793,678

Principal Amount	Short-Term Investments (13.7%)[j]	Value
	Charta, LLC
4,190,000	0.180%, 10/1/2010	4,190,000
	Ciesco, LP
5,455,000	0.190%, 10/1/2010	5,455,000
	Federal Home Loan Mortgage Corporation Discount Notes
500,000	0.158%, 10/18/2010[k]	499,962
6,420,000	0.150%, 10/19/2010	6,419,519
5,000,000	0.150%, 10/28/2010	4,999,437
	Federal National Mortgage Association Discount Notes
900,000	0.200%, 10/18/2010[k]	899,916

	Total Short-Term Investments (at amortized cost)	22,463,834

	Total Investments (cost $167,779,248) 104.5%	$170,970,977

	Other Assets and Liabilities, Net (4.5%)	(7,290,436)

	Total Net Assets 100.0%	$163,680,541

a	Denotes variable rate obligations for which the current coupon rate and next scheduled reset date are shown.
b	All or a portion of the security is insured or guaranteed.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of September 30, 2010, the value of these investments was $11,107,349 or 6.8% of total net assets.
d	All or a portion of the security was earmarked to cover written options.
e	All or a portion of the security is on loan.
f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Fund owned as of September 30, 2010.

Security	Acquisition Date	Amortized Cost
Commercial Mortgage Pass-Through Certificates	5/2/2007	$1,000,000
Wachovia Bank Commercial Mortgage Trust	4/25/2007	1,250,000

g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	In bankruptcy. Interest is not being accrued.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.
k	At September 30, 2010, $1,399,878 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$8,557,014
Gross unrealized depreciation	(5,365,285)

Net unrealized appreciation (depreciation)	$3,191,729

Cost for federal income tax purposes	$167,779,248

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2010

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of September 30, 2010, in valuing Diversified Income Plus Fund’s assets carried at fair value as discussed in the Notes to Schedule of Investments.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	7,432,395	–	7,432,395	–
Basic Materials	7,201,216	–	7,201,216	–
Capital Goods	2,724,083	–	2,724,083	–
Collateralized Mortgage Obligations	15,460,574	–	15,460,574	–
Commercial Mortgage-Backed
Securities	2,619,610	–	2,619,610	–
Communications Services	7,163,785	–	7,163,785	–
Consumer Cyclical	9,769,469	–	9,769,469	–
Consumer Non-Cyclical	4,542,523	–	4,542,523	–
Energy	6,623,240	–	6,623,240	–
Financials	18,956,805	–	18,956,805	–
Foreign Government	329,250	–	329,250	–
Technology	1,574,747	–	1,574,747	–
Transportation	1,463,409	–	808,325	655,084
Utilities	3,253,028	–	3,253,028	–
Common Stock
Consumer Discretionary	3,409,057	3,409,057	–	–
Consumer Staples	4,501,082	4,501,082	–	–
Energy	5,520,482	5,520,482	–	–
Financials	15,240,489	15,240,489	–	–
Health Care	4,137,653	4,137,653	–	–
Industrials	5,080,741	5,080,741	–	–
Information Technology	3,960,327	3,960,327	–	–
Materials	2,987,882	2,987,882	–	–
Telecommunications Services	1,984,024	1,984,024	–	–
Utilities	1,269,856	1,269,856	–	–
Mutual Funds
Fixed Income Mutual Funds	2,209,549	2,209,549	–	–
Preferred Stock
Energy	348,000	348,000	–	–
Financials	950,189	950,189	–	–
Collateral Held for Securities Loaned	7,793,678	7,793,678	–	–
Short-Term Investments	22,463,834	–	22,463,834	–
Total	$170,970,977	$59,393,009	$110,922,884	$655,084

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	385,048	385,048	–	–
Call Options Written	4,743	4,743	–	–
Total Asset Derivatives	$389,791	$389,791	$–	$–

Liability Derivatives
Futures Contracts	25,842	25,842	–	–
Credit Default Swaps	115,282	–	115,282	–
Total Liability Derivatives	$141,124	$25,842	$115,282	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Diversified Income Plus Fund

Schedule of Investments as of September 30, 2010

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Diversified Income Plus Fund.

Investments in Securities	Value December 31, 2009	Accrued Discounts and/or Premiums	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Net Purchases/ (Sales)	Transfers Into Level 3	Transfers Out of Level 3	Value September 30, 2010
Long-Term Fixed Income
Asset-Backed Securities	2,226,535	–	–	73,465	(2,300,000)	–	–	–
Transportation	180,900	(1,401)	809	32,060	442,716	–	–	655,084
Utilities	14,132	–	1,924	(557)	(15,499)	–	–	–

Total	$2,421,567	($1,401)	$2,733	$104,968	($1,872,783)	$–	$–	$655,084

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	39	December 2010	$4,665,779	$4,713,820	$48,041
10-Yr. U.S. Treasury Bond Futures	(20)	December 2010	(2,495,095)	(2,520,937)	(25,842)
S&P 500 Index Futures	30	December 2010	8,391,872	8,525,251	133,379
S&P 500 Index Mini-Futures	106	December 2010	5,820,882	6,024,510	203,628
Total Futures Contracts					$359,206

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
S&P 500 Mini-Futures Call Option	25	$1,160.00	October 2010	($9,062)	$558
S&P 500 Mini-Futures Call Option	25	1,170.00	October 2010	(5,563)	2,692
S&P 500 Mini-Futures Call Option	25	1,165.00	October 2010	(7,188)	1,493
Total Call Options Written				($21,813)	$4,743

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 14, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	6/20/2015	$7,500,000	($181,968)	$66,686	($115,282)
Total Credit Default Swaps					$66,686	($115,282)

1	As the buyer of protection, Diversified Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Diversified Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3	The market values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the market value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The market value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value December 31, 2009	Gross Purchases	Gross Sales	Shares Held at September 30, 2010	Value September 30, 2010	Income Earned January 1, 2010 - September 30, 2010
High Yield	$2,125,995	$–	$–	464,191	$2,209,549	$134,676
Thrivent Financial Securities Lending Trust	3,207,922	56,830,060	52,244,304	7,793,678	7,793,678	17,883
Total Value and Income Earned	5,333,917				10,003,227	152,559

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Notes to Schedule of Investments

As of September 30, 2010

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Trustees and the change in value, if any, is recorded as unrealized gains or losses. Mutual funds are valued at the net asset value at the close of each business day.

For all Funds, other than Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a fund security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Fund are determined once per week using prices supplied by the Funds’ independent pricing service. Money Market Fund and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Generally Accepted Accounting Principles defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value requirements, which improve the consistency and comparability of fair value measurements used in financial reporting. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, except Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value and the related realized and unrealized foreign exchange gains and losses are recorded. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the foreign currency contract increases in value to the Fund, the Fund receives collateral from the counterparty.

Options – All Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid and has no significant counterparty risk as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in

16

Notes to Schedule of Investments

As of September 30, 2010

(unaudited)

the price of the underlying security. The counterparty risk for written options arises when the Fund has purchased an option, exercised that option, and the counterparty does not buy or sell the Fund’s underlying asset as required. In the case where the Fund has sold an option, the Fund does not have counterparty risk. Counterparty risk on written options is partially mitigated by the Fund’s collateral posting requirements. As the written option increases in value to the Fund, the Fund receives collateral from the counterparty.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Funds enter into swap transactions, which involve swapping one or more investment characteristics of a security, or a basket of securities, with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static Funds of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or the indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost efficient and diversified structure. In the event that a position would default, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS contracts, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Fund’s Schedule of Investments for additional information.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

17

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 24, 2010	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 24, 2010	By:	/s/ Russell W. Swansen
Russell W. Swansen President

Date: November 24, 2010	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt Treasurer